STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY

On December 31, 2011, there were 121.9 million shares of Common Stock issued and 108.8 million shares of Common Stock outstanding. Of the 178.1 million unissued shares of Common Stock at that date, 3.9 million shares of Common Stock were reserved for issuance for the exercise of stock options and the vesting of restricted stock. Additionally, 10.6 million shares of Common Stock were reserved for issuance for the shares that are contingently issuable for the 4% Convertible Notes.

In June 2009, the Company completed a public offering of Common Stock resulting in the issuance of 12.65 million shares at a price of $13.00 per share. The Company received approximately $156 million of net proceeds (net of $8.2 million of expenses) from the sale of the shares. This transaction increased the recorded amounts of Common Stock by $0.1 million and increased additional paid-in capital by approximately $156 million.

In June 2009, the Company sold and issued 4% Convertible Notes. See Note M – “Long-Term Obligations” for a description of these notes.

Common Stock in Treasury. The Company values treasury stock on an average cost basis. As of December 31, 2011, the Company held 13.1 million shares of Common Stock in treasury totaling $599.1 million, including 0.9 million shares held in a trust for the benefit of the Company’s Deferred Compensation Plan at a total of $17.1 million.

Preferred Stock. The Company’s certificate of incorporation was amended in June 1998 to authorize 50.0 million shares of preferred stock, $0.01 par value per share. As of December 31, 2011 and 2010, there were no shares of preferred stock outstanding.

Long-Term Incentive Plans. In May 2009, the stockholders approved the Terex Corporation 2009 Omnibus Incentive Plan (the “2009 Plan”). The purpose of the 2009 Plan is to provide a means whereby employees, directors and third-party service providers of the Company develop a sense of proprietorship and personal involvement in the development and financial success of the Company, and to encourage them to devote their best efforts to the business of the Company, thereby advancing the interests of the Company and its stockholders. The 2009 Plan provides for incentive compensation in the form of (i) options to purchase shares of Common Stock, (ii) stock appreciation rights, (iii) restricted stock awards and restricted stock units, (iv) other stock awards, (v) cash awards, and (vi) performance awards. In May 2011, the stockholders approved an increase in the number of shares of Common Stock authorized for issuance under the 2009 Plan from 3.0 million shares to 5.0 million shares. The maximum number of shares available for issuance under the 2009 Plan is 5.0 million shares plus the number of shares remaining available for issuance under the Terex Corporation 2000 Incentive Plan (the “2000 Plan”) and the 1996 Terex Corporation Long-Term Incentive Plan (the “1996 Plan”). As of December 31, 2011, 3.5 million shares were available for grant under the 2009 Plan.

In May 2000, the stockholders approved the 2000 Plan. The purpose of the 2000 Plan is to assist the Company in attracting and retaining selected individuals to serve as directors, officers, consultants, advisers and employees of the Company and its subsidiaries and affiliates who will contribute to the Company’s success and to achieve long-term objectives which will inure to the benefit of all stockholders of the Company through the additional incentive inherent in the ownership of the Common Stock. The 2000 Plan authorizes the granting of (i) options to purchase shares of Common Stock, (ii) stock appreciation rights, (iii) stock purchase awards, (iv) restricted stock awards and, (v) performance awards. In May 2002, the stockholders approved an increase in the number of shares of Common Stock authorized for issuance under the 2000 Plan from 4.0 million shares to 7.0 million shares. In May 2004, the stockholders approved an increase in the number of shares of Common Stock authorized for issuance under the 2000 Plan from 7.0 million shares to 12.0 million shares. As of May 14, 2009, the date of stockholder approval of the 2009 Plan, any shares related to awards under the 2000 Plan that were not issued or were subsequently forfeited, expired or otherwise terminated, were available for grant under the 2009 Plan.

In May 1996, the stockholders approved the 1996 Plan. The 1996 Plan authorizes the granting, among other things, of (i) options to purchase shares of Common Stock, (ii) shares of Common Stock, including restricted stock, and (iii) cash bonus awards based upon a participant’s job performance. In May 1999, the stockholders approved an increase in the aggregate number of shares of Common Stock (including restricted stock, if any) optioned or granted under the 1996 Plan to 4.0 million shares. As of May 14, 2009, the date of stockholder approval of the 2009 Plan, any shares related to awards under the 1996 Plan that were not issued or were subsequently forfeited, expired or otherwise terminated, were available for grant under the 2009 Plan.

Substantially all stock option grants under the 2000 Plan and the 1996 Plan vested over a four year period and have a contractual life of ten years. There were no options granted during the years ended December 31, 2011, 2010 or 2009.  The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $0.3 million.

The following table is a summary of stock options under all of the Company’s plans.

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	963,332	$18.97
Exercised	(105,702)	$10.67
Canceled or expired	(31,437)	$48.83
Outstanding at December 31, 2011	826,193	$18.89	1.91	$2.0
Exercisable at December 31, 2011	826,193	$18.89	1.91	$2.0
Vested at December 31, 2011	826,193	$18.89	1.91	$2.0

Under the 2009 Plan, 2000 Plan and the 1996 Plan, approximately 18% of all restricted stock awards vest over a four year period, with 25% of each grant vesting on each of the first four anniversary dates of the grant; approximately 33% of all restricted stock awards vest over a five year period and approximately 49% of all restricted stock awards vest over a three year period with 49% of these awards vesting on the first three anniversary dates and 51% vesting at the end of the three year period. Approximately 34% of the outstanding restricted stock awards are subject to performance targets that may or may not be met and for which the performance period has not yet been completed. The fair value of the restricted stock awards is based on the market price at the date of grant except for 759 thousand shares of performance grants based on a market condition. The Company uses the Monte Carlo method to provide grant date fair value for awards with a market condition. The Monte Carlo method is a statistical simulation technique used to provide the grant date fair value of an award. The following table presents the weighted-average assumptions used in the valuations:

	Year Ended December 31,
	2011	2010	2009
Dividend yields	—%	—%	—%
Expected volatility	80.29%	59.04%	71.93%
Risk free interest rate	1.04%	3.04%	1.38%
Expected life (in years)	3	4	3
Grant date fair value per share	$41.96	$16.17 - $19.08	$5.74

As of December 31, 2011, unrecognized compensation costs related to restricted stock totaled approximately $43.7 million, which will be expensed over a weighted average period of 2.6 years.  The weighted average fair value at date of grant for restricted stock awards was $34.99, $20.18 and $8.24 for the years ended December 31, 2011, 2010 and 2009, respectively.  The total fair value of shares vested for restricted stock awards was $26.3 million, $33.1 million and $45.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

During the year ended December 31, 2011, the Company issued 45 thousand shares of its outstanding Common Stock which were contributed into a deferred compensation plan under a Rabbi Trust.

The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	3,836,696	$24.74
Granted	1,035,103	$34.99
Vested	(891,095)	$29.52
Canceled or expired	(845,764)	$40.62
Nonvested at December 31, 2011	3,134,940	$22.91

Compensation expense recognized under all stock-based compensation arrangements was $23.6 million, $45.3 million and $39.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.  The stock-based compensation expense was included in Selling, general and administrative expenses in the Consolidated Statements of Income.  The related tax benefit reflected in the provision was $7.1 million, $14.1 million and $12.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash received from option exercises under all stock-based compensation arrangements totaled $1.1 million.

The excess tax benefit for all stock-based compensation is included in the Consolidated Statement of Cash Flows as an operating cash outflow and a financing cash inflow.

Comprehensive Income (Loss).  The following table reflects the accumulated balances of other comprehensive income (loss) (in millions):
Accumulated Other Comprehensive Income (Loss) Attributable to Terex Corporation

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(12.3)	$(1.0)	$—	$(82.3)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	127.3	(3.6)	—	36.0
Current year change	28.0	(65.9)	1.5	100.8	64.4
Balance at December 31, 2010	(59.7)	61.4	(2.1)	100.8	100.4
Current year change	(23.5)	(101.0)	(1.5)	(99.9)	(225.9)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)

Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$—	$0.8	$—	$—	$0.8
Current year change	—	—	—	—	—
Balance at December 31, 2009	—	0.8	—	—	0.8
Current year change	—	0.1	—	—	0.1
Balance at December 31, 2010	—	0.9	—	—	0.9
Current year change	—	(0.9)	—	—	(0.9)
Balance at December 31, 2011	$—	$—	$—	$—	$—

Accumulated Other Comprehensive Income (Loss)

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(11.5)	$(1.0)	$—	$(81.5)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	128.1	(3.6)	—	36.8
Current year change	28.0	(65.8)	1.5	100.8	64.5
Balance at December 31, 2010	(59.7)	62.3	(2.1)	100.8	101.3
Current year change	(23.5)	(101.9)	(1.5)	(99.9)	(226.8)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)

As of December 31, 2011, other accumulated comprehensive income for the pension liability adjustment and the derivative hedging adjustment are net of tax benefits of $39.1 million and $2.0 million, respectively